Income Taxes - Schedule of Deferred Taxes Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Taxes Assets and Liabilities [Line Items]
Deferred income taxes assets	$ 651,178	$ 774,861
Deferred income taxes liabilities	(1,095,291)	(1,360,257)
Deferred income taxes	$ (444,113)	$ (585,396)